Condensed Consolidated Statements of Stockholders' Deficiency (Unaudited) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Beginning balance, value	$ (32,437,540)	$ (40,243,558)	$ (20,313,460)	$ (74,574,520)	$ (55,583,917)	$ (37,067,984)	$ (20,313,460)	$ (37,067,984)	$ (37,067,984)	$ (10,717,920)
Issuance of restricted stock awards to the board of directors	502,500
Repurchase of restricted stock classified as liabilities
Issuance of restricted stock in connection with the acquisition of The Spun
Cashless exercise of common stock options
Common stock withheld for taxes	(29,118)	(41,120)		(40,957)	(112,340)	(169,481)			(520,444)	(256,058)
Proceeds from common stock private placement		19,837,757
Issuance of restricted stock units in connection with the acquisition of LiftIgniter						500,000
Issuance of common stock in connection with professional services			125,000				125,000
Issuance of common stock upon conversion of Series H convertible preferred stock	50,000			300,000					300,000
Issuance of common stock upon vesting of restricted stock units
Forfeiture of unvested restricted stock awards
Issuance of common stock in connection with the acquisition of Say Media
Beneficial conversion feature on Series H convertible preferred stock				132,663					502,000
Deemed dividend on Series H convertible preferred stock				(132,663)					(502,000)
Stock-based compensation	8,961,704	8,665,939	5,408,207	4,231,878	4,283,066	3,930,172			16,250,176	11,672,177
Net loss	(24,706,654)	(20,656,558)	(25,463,305)	(21,264,431)	(23,161,329)	(22,776,624)	(70,826,517)	(67,202,384)	(89,231,963)	(38,501,369)
Ending balance, value	(47,659,108)	(32,437,540)	(40,243,558)	(91,348,030)	(74,574,520)	(55,583,917)	(47,659,108)	(91,348,030)	(20,313,460)	(37,067,984)
Issuance of common stock in connection with the merger of Say Media
Cashless exercise of common stock warrants										735,186
Forfeiture of restricted stock
Cashless exercise of common stock options
Issuance of restricted stock units in connection with the acquisition of LiftIgniter									500,000
Issuance of common stock upon conversion of 12% convertible debentures									$ 21,402,488
Issuance of common stock upon conversion of related embedded derivative liabilities of 12% convertible debentures									10,929,996
Issuance of common stock upon conversion of Series I convertible preferred stock									$ 24,781,742
Issuance of common stock upon conversion of Series J convertible preferred stock									24,326,541
Issuance of common stock upon conversion of Series K convertible preferred stock									26,953,550
Reclassification of restricted stock awards and units from equity to liability classified upon modification							(3,800,734)		(3,800,734)
Exercise of common stock options									3,767
Deemed dividend on Series I convertible preferred stock									(5,082,000)
Deemed dividend on Series J convertible preferred stock									(586,545)
Deemed dividend on Series K convertible preferred stock									(9,472,050)
Common Stock [Member]
Beginning balance, value	$ 2,631,757	$ 2,303,264	$ 2,290,851	$ 385,902	$ 374,746	$ 371,190	$ 2,290,851	$ 371,190	$ 371,190	$ 357,685
Beginning balance, shares	263,175,743	230,326,425	229,085,167	38,590,363	37,474,736	37,119,117	229,085,167	37,119,117	37,119,117	35,768,619
Issuance of restricted stock awards to the board of directors	$ 7,500	$ 822	$ 8,052			$ 5,625			$ 5,625	$ 8,333
Issuance of restricted stock awards to the board of directors, shares	750,000	82,158	805,165			562,500			562,500	833,333
Repurchase of restricted stock classified as liabilities	$ (1,331)	$ (1,331)	$ (1,331)
Repurchase of restricted stock classified as liabilities, shares	(133,068)	(133,068)	(133,068)
Issuance of restricted stock in connection with the acquisition of The Spun		$ 42,857
Issuance of restricted stock in connection with the acquisition of The Spun, shares		4,285,714
Cashless exercise of common stock options		$ 849
Cashless exercise of common stock, shares		84,891
Common stock withheld for taxes	$ (469)	$ (490)		$ (586)	$ (2,348)	$ (2,069)			$ (7,468)	$ (4,025)
Common stock withheld for taxes, shares	(46,856)	(49,952)		(58,628)	(234,767)	(206,881)			(746,813)	(402,512)
Proceeds from common stock private placement		$ 285,786
Proceeds from common stock private placement, shares		28,578,575
Issuance of restricted stock units in connection with the acquisition of LiftIgniter			$ 2,567
Issuance of restricted stock units in connection with the acquisition of LiftIgniter, Shares			256,661
Issuance of common stock in connection with professional services			$ 3,125
Issuance of common stock in connection with professional services, shares			312,500
Issuance of common stock upon conversion of Series H convertible preferred stock	$ 1,515			$ 9,091					$ 9,091
Issuance of common stock upon conversion of Series H convertible preferred stock, shares	151,515			909,090					909,090
Issuance of common stock upon vesting of restricted stock units	$ 5,000
Issuance of common stock in connection with vesting of restricted stock units, shares	500,000
Forfeiture of unvested restricted stock awards	$ (1,505)
Forfeiture of unvested restricted stock awards, shares	150,557
Issuance of common stock in connection with the acquisition of Say Media				$ 11,074	$ 13,504
Issuance of common stock in connection with the acquisition of Say Media, shares				1,107,378	1,350,394
Beneficial conversion feature on Series H convertible preferred stock
Deemed dividend on Series H convertible preferred stock
Stock-based compensation
Net loss
Forfeiture of unvested restricted stock awards, shares	(150,557)
Ending balance, value	$ 2,642,467	$ 2,631,757	$ 2,303,264	$ 405,481	$ 385,902	$ 374,746	$ 2,642,467	$ 405,481	$ 2,290,851	$ 371,190
Ending balance, shares	264,246,777	263,175,743	230,326,425	40,548,203	38,590,363	37,474,736	264,246,777	40,548,203	229,085,167	37,119,117
Issuance of common stock in connection with the merger of Say Media									$ 28,574	$ 11,889
Issuance of common stock in connection with the merger of Say Media, shares									2,857,357	1,188,880
Cashless exercise of common stock warrants										$ 5,393
Cashless exercise of common stock warrants, shares										539,331
Forfeiture of restricted stock									$ (4,000)	$ (8,250)
Forfeiture of restricted stock, shares									(399,998)	(825,000)
Cashless exercise of common stock options										$ 165
Cashless exercise of common stock options, shares										16,466
Issuance of restricted stock units in connection with the acquisition of LiftIgniter
Issuance of common stock upon conversion of 12% convertible debentures									$ 538,875
Issuance of common stock upon conversion of 12% convertible debentures, shares									53,887,470
Issuance of common stock upon conversion of related embedded derivative liabilities of 12% convertible debentures
Issuance of common stock upon conversion of Series I convertible preferred stock									$ 462,000
Issuance of common stock upon conversion of Series I convertible preferred stock, shares									46,200,000
Issuance of common stock upon conversion of Series J convertible preferred stock									$ 435,845
Issuance of common stock upon conversion of Series J convertible preferred stock, shares									43,584,500
Issuance of common stock upon conversion of Series K convertible preferred stock									$ 451,050
Issuance of common stock upon conversion of Series K convertible preferred stock, shares									45,105,000
Reclassification of restricted stock awards and units from equity to liability classified upon modification
Exercise of common stock options									$ 69
Exercise of common stock options, shares									6,944
Deemed dividend on Series I convertible preferred stock
Deemed dividend on Series J convertible preferred stock
Deemed dividend on Series K convertible preferred stock
Common Stock To Be Issued [Member]
Beginning balance, value	$ 10,809	$ 10,809	$ 10,809	$ 25,879	$ 39,383	$ 39,383	$ 10,809	$ 39,383	$ 39,383	$ 51,272
Beginning balance, shares	1,080,930	1,080,930	1,080,930	2,587,893	3,938,287	3,938,287	1,080,930	3,938,287	3,938,287	5,127,167
Issuance of restricted stock awards to the board of directors
Issuance of restricted stock awards to the board of directors, shares
Repurchase of restricted stock classified as liabilities
Issuance of restricted stock in connection with the acquisition of The Spun
Cashless exercise of common stock options
Common stock withheld for taxes
Common stock withheld for taxes, shares
Proceeds from common stock private placement
Issuance of restricted stock units in connection with the acquisition of LiftIgniter
Issuance of restricted stock units in connection with the acquisition of LiftIgniter, Shares
Issuance of common stock in connection with professional services
Issuance of common stock upon conversion of Series H convertible preferred stock
Issuance of common stock upon conversion of Series H convertible preferred stock, shares
Issuance of common stock upon vesting of restricted stock units
Forfeiture of unvested restricted stock awards
Issuance of common stock in connection with the acquisition of Say Media				$ (11,074)	$ (13,504)
Issuance of common stock in connection with the acquisition of Say Media, shares				(1,107,378)	(1,350,394)
Beneficial conversion feature on Series H convertible preferred stock
Deemed dividend on Series H convertible preferred stock
Stock-based compensation
Net loss
Ending balance, value	$ 10,809	$ 10,809	$ 10,809	$ 14,805	$ 25,879	$ 39,383	$ 10,809	$ 14,805	$ 10,809	$ 39,383
Ending balance, shares	1,080,930	1,080,930	1,080,930	1,480,515	2,587,893	3,938,287	1,080,930	1,480,515	1,080,930	3,938,287
Issuance of common stock in connection with the merger of Say Media									$ (28,574)	$ (11,889)
Issuance of common stock in connection with the merger of Say Media, shares									(2,857,357)	(1,188,880)
Cashless exercise of common stock warrants
Cashless exercise of common stock warrants, shares
Forfeiture of restricted stock
Forfeiture of restricted stock, shares
Cashless exercise of common stock options
Cashless exercise of common stock options, shares
Issuance of restricted stock units in connection with the acquisition of LiftIgniter
Issuance of common stock upon conversion of 12% convertible debentures
Issuance of common stock upon conversion of 12% convertible debentures, shares
Issuance of common stock upon conversion of related embedded derivative liabilities of 12% convertible debentures
Issuance of common stock upon conversion of Series I convertible preferred stock
Issuance of common stock upon conversion of Series I convertible preferred stock, shares
Issuance of common stock upon conversion of Series J convertible preferred stock
Issuance of common stock upon conversion of Series J convertible preferred stock, shares
Issuance of common stock upon conversion of Series K convertible preferred stock
Issuance of common stock upon conversion of Series K convertible preferred stock, shares
Reclassification of restricted stock awards and units from equity to liability classified upon modification
Exercise of common stock options
Exercise of common stock options, shares
Deemed dividend on Series I convertible preferred stock
Deemed dividend on Series K convertible preferred stock
Additional Paid-in Capital [Member]
Beginning balance, value	$ 173,313,043	$ 145,178,960	$ 139,658,166	$ 43,992,975	$ 39,819,901	$ 35,562,766	$ 139,658,166	$ 35,562,766	35,562,766	$ 23,413,077
Issuance of restricted stock awards to the board of directors	495,000	(822)	(8,052)			(5,625)			(5,625)	(8,333)
Repurchase of restricted stock classified as liabilities	1,331	1,331	1,331
Issuance of restricted stock in connection with the acquisition of The Spun		(42,857)
Cashless exercise of common stock options		(849)
Common stock withheld for taxes	(28,649)	(40,630)		(40,371)	(109,992)	(167,412)			(512,976)	(252,033)
Proceeds from common stock private placement		19,551,971
Issuance of restricted stock units in connection with the acquisition of LiftIgniter			(2,567)			500,000
Issuance of common stock in connection with professional services			121,875
Issuance of common stock upon conversion of Series H convertible preferred stock	48,485			290,909					290,909
Issuance of common stock upon vesting of restricted stock units	(5,000)
Forfeiture of unvested restricted stock awards	1,505
Issuance of common stock in connection with the acquisition of Say Media
Beneficial conversion feature on Series H convertible preferred stock				132,663					502,000
Deemed dividend on Series H convertible preferred stock				(132,663)					(502,000)
Stock-based compensation	8,961,704	8,665,939	5,408,207	4,231,878	4,283,066	3,930,172			16,250,176	11,672,177
Net loss
Ending balance, value	182,787,419	173,313,043	145,178,960	48,475,391	43,992,975	39,819,901	182,787,419	48,475,391	139,658,166	35,562,766
Issuance of common stock in connection with the merger of Say Media
Cashless exercise of common stock warrants										729,793
Forfeiture of restricted stock									4,000	8,250
Cashless exercise of common stock options										(165)
Issuance of restricted stock units in connection with the acquisition of LiftIgniter									500,000
Issuance of common stock upon conversion of 12% convertible debentures									$ 20,863,613
Issuance of common stock upon conversion of related embedded derivative liabilities of 12% convertible debentures									10,929,996
Issuance of common stock upon conversion of Series I convertible preferred stock									$ 24,319,742
Issuance of common stock upon conversion of Series J convertible preferred stock									23,890,696
Issuance of common stock upon conversion of Series K convertible preferred stock									26,502,500
Reclassification of restricted stock awards and units from equity to liability classified upon modification									(3,800,734)
Exercise of common stock options									3,698
Deemed dividend on Series I convertible preferred stock									(5,082,000)
Deemed dividend on Series J convertible preferred stock									(586,545)
Deemed dividend on Series K convertible preferred stock									(9,472,050)
Retained Earnings [Member]
Beginning balance, value	(208,393,149)	(187,736,591)	(162,273,286)	(118,979,276)	(95,817,947)	(73,041,323)	(162,273,286)	(73,041,323)	(73,041,323)	(34,539,954)
Issuance of restricted stock awards to the board of directors
Repurchase of restricted stock classified as liabilities
Issuance of restricted stock in connection with the acquisition of The Spun
Cashless exercise of common stock options
Common stock withheld for taxes
Proceeds from common stock private placement
Issuance of restricted stock units in connection with the acquisition of LiftIgniter
Issuance of common stock in connection with professional services
Issuance of common stock upon conversion of Series H convertible preferred stock
Issuance of common stock upon vesting of restricted stock units
Forfeiture of unvested restricted stock awards
Issuance of common stock in connection with the acquisition of Say Media
Beneficial conversion feature on Series H convertible preferred stock
Deemed dividend on Series H convertible preferred stock
Stock-based compensation
Net loss	(24,706,654)	(20,656,558)	(25,463,305)	(21,264,431)	(23,161,329)	(22,776,624)			(89,231,963)	(38,501,369)
Ending balance, value	$ (233,099,803)	$ (208,393,149)	$ (187,736,591)	$ (140,243,707)	$ (118,979,276)	$ (95,817,947)	$ (233,099,803)	$ (140,243,707)	(162,273,286)	(73,041,323)
Issuance of common stock in connection with the merger of Say Media
Cashless exercise of common stock warrants
Forfeiture of restricted stock
Cashless exercise of common stock options
Issuance of restricted stock units in connection with the acquisition of LiftIgniter
Issuance of common stock upon conversion of 12% convertible debentures
Issuance of common stock upon conversion of related embedded derivative liabilities of 12% convertible debentures
Issuance of common stock upon conversion of Series I convertible preferred stock
Issuance of common stock upon conversion of Series J convertible preferred stock
Issuance of common stock upon conversion of Series K convertible preferred stock
Reclassification of restricted stock awards and units from equity to liability classified upon modification
Exercise of common stock options
Deemed dividend on Series I convertible preferred stock
Deemed dividend on Series J convertible preferred stock
Deemed dividend on Series K convertible preferred stock